Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 7. Stock–Based Compensation

Issuance of restricted common stock – directors, officers and employees

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2019:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2019	3,355,000	$1.46
Vested	(704,999)	$1.63
Non–vested at March 31, 2019	2,650,001	$1.41

For the three months ended March 31, 2019 and 2018, the Company has recorded $894 and $1,087, in employee and director stock–based compensation expense, which is a component of general and administrative expenses in the consolidated statement of operations and comprehensive loss.

As of March 31, 2019, unamortized stock-based compensation costs related to restricted share arrangements was $1,573, and will be recognized over a weighted average period of 0.54 years.

Stock options

The following is a summary of the Company’s stock option activity for the three months ended March 31, 2019:

	Options	Weighted average exercise price	Weighted average Grant date fair value	Weighted average remaining life	Intrinsic value
Outstanding – January 1, 2019	6,000,000	$0.71	$1.29
Granted	–
Exercised	–
Forfeited/Cancelled	–
Outstanding – March 31, 2019	6,000,000	$0.71	$1.29	0.84	$–

Exercisable – March 31, 2019	6,000,000	$0.71	$1.29	0.84	$–

As of March 31, 2019, there were no unrecognized compensation costs, as all outstanding stock options are fully vested.

Note 9. Stock–Based Compensation

Issuance of restricted common stock – directors, officers and employees

During the year ended December 31, 2017, the Company issued an aggregate of 4,150,000 shares of restricted common stock to certain employees and directors. The Company valued each award on its grant date and is expensing the grant date fair value of the 16-24 month vesting period.

On January 15, 2018, the Company granted 10,000 shares of restricted common stock to an employee of the Company. The Company valued the award on its grant date and is expensing the grant date fair value over the 12 month vesting period.

On March 1, 2018, the Company granted 750,000 shares of restricted common stock to Robert Lowrey in connection with his employment agreement to serve as the Company’s Chief Financial Officer. The Company valued the award on its grant date and is expensing the grant date fair value over the 24 month vesting period.

On April 6, 2018, the Company granted 900,000 shares of restricted common stock to certain of its officers and directors in connection with the commencement of operations in Sweden. The Company valued the awards on their grant date and is expensing the grant date fair value over the 12 month vesting period.

On April 6, 2018, the Company granted 600,000 shares of restricted common stock to Robert Ladd in connection with his employment agreement to serve as the Company’s Chief Executive Officer. The Company valued the award on its grant date and is expensing the grant date fair value over the 24 month vesting period.

On May 31, 2018, Nolan Bushnell resigned as a Director of the Company. In connection with his resignation, Mr. Bushnell forfeited 550,000 shares of restricted common stock.

On July 10, 2018, the Company granted 100,000 shares of restricted common stock to Stephen Schaeffer in connection with incentive compensation from his original employment agreement as President of Cryptocurrency Operations. A deployment benchmark was met, making Mr. Schaeffer eligible for the shares issuance. The Company valued the award on its grant date and is expensing the grant date fair value immediately as there is no vesting period.

On August 1, 2018, the Company granted 250,000 shares of restricted common stock to Robert Lowrey in connection with his employment as Chief Financial Officer. The Company valued the award on its grant date and is expensing the grant date fair value over the 17 month vesting period.

On September 17, 2018, the Company granted 100,000 shares of restricted common stock to a former employee in connection with the termination of their position and separation agreement. The Company valued the award on its grant date and is expensing the grant date fair value immediately as there is no vesting period.

On September 30, 2018, the Company granted 50,000 shares of restricted common stock to an employee of the Company. The Company valued the award on its grant date and is expensing the grant date fair value over the 18 month vesting period.

On December 31, 2018, the Company determined that certain of its executives and directors had not met their performance goals and required them to forfeit their restricted shares. The Company received and canceled 1,966,666 restricted shares.

The Company’s activity in restricted common stock was as follows for the year ended December 31, 2018:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2018	3,850,000	$1.42
Granted	2,760,000	$1.33
Vested	(2,705,000)	$1.41
Forfeited	(550,000)	$1.06
Non–vested at December 31, 2018	3,355,000	$1.43

For the years ended December 31, 2018 and 2017, the Company has recorded $4,357 and $3,280, in employee and director stock–based compensation expense, which is a component of general and administrative expenses in the consolidated statement of operations and comprehensive loss.

As of December 31, 2018, unamortized stock-based compensation costs related to restricted share arrangements was $2,466, and will be recognized over a weighted average period of 0.80 years.

Stock options

The following is a summary of the Company’s stock option activity for the year ended December 31, 2018:

	Options	Weighted average exercise price	Weighted average Grant date fair value	Weighted average remaining life	Intrinsic value
Outstanding – January 1, 2018	6,000,000	$0.71	$1.29	4.62
Granted	–
Exercised	–
Forfeited/Cancelled	–
Outstanding – December 31, 2018	6,000,000	$0.71	$1.29	3.62	$–

Exercisable – December 31, 2018	6,000,000	$0.71	$1.29	3.62	$–

On August 14, 2017, in connection with the new employment agreement with Mr. McAfee, the Company modified his stock options to (a) extend the term of the stock options to August 14, 2022 and (b) to make the stock options immediately exercisable. In connection with this modification, the Company recognized the incremental value of the modified stock options of $37 as stock-based compensation, which is included below.

For the year ended December 31, 2018 and 2017, the Company has recorded $0 and $7,094, respectively, in stock option related stock-based compensation expense, which is a component of general and administrative expenses in the consolidated statement of operations and comprehensive loss.

As of December 31, 2018, there were no unrecognized compensation costs, as all outstanding stock options are fully vested.